ACCOUNTS RECEIVABLE, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning of the year	$ 781,346	$ 484,135
Recovery	(246,590)
Provision		336,626
Foreign exchange effect	(40,297)	(39,415)
Ending of the year	$ 494,459	$ 781,346